Deposits	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Deposits
Note 15 - Deposits

	12/31/2019			12/31/2018
	Current	Non-current	Total	Current	Non-current	Total
Interest-bearing deposits	251,882	172,863	424,745	235,248	155,592	390,840
Time deposits	104,458	172,708	277,166	95,914	155,386	251,300
Interbank	2,866	155	3,021	2,469	206	2,675
Savings deposits	144,558	—	144,558	136,865	—	136,865
Non-interest bearing deposits	82,315	—	82,315	72,584	—	72,584
Demand deposits	82,306	—	82,306	72,581	—	72,581
Others Deposits	9	—	9	3	—	3
Total	334,197	172,863	507,060	307,832	155,592	463,424